Prepaid Expenses and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Receivables
Schedule of Prepaid Expenses and Other Receivable

Prepaid expenses and other receivables consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024

Prepaid expenses	$101,399	$202,294
Other receivables	62,008	17,415
	$163,407	$219,709

Prepaid expenses and other receivables consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Prepaid expenses	$202,294	$984,934
Other receivables	17,415	41,265
	$219,709	$1,026,199